Associated companies - Schedule of Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 971,517	$ 811,219
Combined Investments | Maximum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	50.00%
Shannon Engine Support Ltd (“SES”)
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	50.00%
Equity method investments	$ 797,185	634,701
AerDragon Aviation Partners Limited and its Subsidiaries (“AerDragon”)
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	16.70%
Equity method investments	$ 91,898	88,240
Other
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 82,434	$ 88,278
Other | Maximum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	39.30%
Other | Minimum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	9.50%